Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)
Selected summarized quarterly financial information for fiscal 2016 and 2015 is as follows:

	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Fiscal Year
	(in thousands, except per share data)
Fiscal 2016
Revenues	$1,511,167	$1,634,684	$1,711,967	$1,809,398	$6,667,216
Gross profit	1,129,365	1,229,300	1,288,284	1,365,719	5,012,668
Income from operations	31,105	19,824	43,434	20,560	114,923
Net income (loss)	$4,092	$(852)	$(25,157)	$(25,509)	$(47,426)
Basic net income (loss) per share	$0.01	$0.00	$(0.04)	$(0.04)	$(0.07)
Diluted net income (loss) per share	$0.01	$0.00	$(0.04)	$(0.04)	$(0.07)
Fiscal 2015
Revenues	$1,226,772	$1,318,551	$1,383,655	$1,444,608	$5,373,586
Gross profit	934,467	1,010,720	1,050,444	1,088,685	4,084,316
Loss from operations	(55,341)	(33,434)	(22,042)	(34,816)	(145,633)
Net loss	$(96,911)	$(61,088)	$(38,924)	$(65,765)	$(262,688)
Basic net loss per share	$(0.16)	$(0.10)	$(0.06)	$(0.10)	$(0.42)
Diluted net loss per share	$(0.16)	$(0.10)	$(0.06)	$(0.10)	$(0.42)